Mineral Rights - Schedule of Mineral Rights (Details) (Parenthetical) - USD ($) $ in Thousands						3 Months Ended	12 Months Ended
		Sep. 21, 2020	Apr. 22, 2020	Feb. 26, 2020	Sep. 24, 2019	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Additions						$ 75	$ 77
Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition.
Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Additions	[1]
Beschefer Option Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Loss on disposal						$ 188
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage					100.00%
Royalty for precious metals					3.00%
Royalty for other metals					2.50%
Reduction on royalty description					Reduced by 1% upon a payment of $1,500
Addition one time payments					Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition					45,367
Additions					$ 245
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition		65,657
Additions		$ 317
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Payment for acquisition					500
Shares issued during the period for acquisition, value					1,600
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Payment for acquisition					100
Shares issued during the period for acquisition, value					$ 225
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Payment for acquisition		100
Shares issued during the period for acquisition, value		$ 325
Kilgore Gold Project [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
Oakley Project [Member] | Blue Hill Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Project descriptions			Blue Hill Creek ("BHC") - 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a 2% net smelter returns ("NSR") royalty on gold.
Oakley Project [Member] | Matrix Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Project descriptions			Matrix Creek - 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to a 2% NSR on gold. The NSRs at BHC and Matrix Creek can be purchased for a total of $2,000.
Oakley Project [Member] | Cold Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Project descriptions			Cold Creek - 117 unpatented federal lode mining claims.
Definitive Option Agreement [Member] | Centerra Gold Inc [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Payment for acquisition				$ 550
Project descriptions				Otis entered into a definitive option agreement with Centerra Gold Inc. ("Centerra") whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7 million and cash payments to the Company of $550 over a six-year period. During the term of the Oakley Agreement, Excellon is Project Manager and earns 10% of the approved exploration expenditures for technical oversight and project management.
Exploration expenditures				$ 7,000

[1]	See Note 3. In accordance with the Company's farm-out accounting policy, the initial fair value of the Wallbridge Consideration was credited to the Beschefer Mineral Rights and a loss on disposal ($188) was recorded in the condensed consolidated statement of comprehensive loss.